Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 1,451	$ 1,579
Investment income due and accrued	1,131	1,078
Property and equipment	621	624
Deferred acquisition costs	130	160
Prepaid expenses	309	282
Premium receivable	567	522
Accrued benefit assets	184	82
Other	105	81
Other assets	4,498	4,408
Amortization expense, deferred acquisition costs	$ 33	$ 53